Accrued Interest and Dividends Receivable (Tables)	12 Months Ended
Sep. 30, 2012
Accrued Interest and Dividends Receivable

At September 30, 2012 and 2011, accrued interest and dividends receivable are summarized as follows:

	September 30,
	2012	2011
Loans Receivable	$2,520,272	$2,806,716
Mortgage – backed securities and collaterized mortgage obligations	462,466	461,486
Other investment securities	258,582	422,231

	$3,241,320	$3,690,433